Mortgage Servicing Rights, Net (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Loan
Original term 30 year fixed rate [Member]
Summary of the risk characteristics of the loans being serviced
Loan Principal Balance	$ 201,486
Weighted Average Interest Rate	4.58%
Weighted Average Remaining Term (months)	302 months
Number of Loans	1,727
Original term 15 year fixed rate [Member]
Summary of the risk characteristics of the loans being serviced
Loan Principal Balance	118,951
Weighted Average Interest Rate	3.66%
Weighted Average Remaining Term (months)	145 months
Number of Loans	1,408
Adjustable rate [Member]
Summary of the risk characteristics of the loans being serviced
Loan Principal Balance	$ 319
Weighted Average Interest Rate	3.52%
Weighted Average Remaining Term (months)	302 months
Number of Loans	6